Organization and Summary of Significant Accounting Policies - Schedule of Quantification of Outstanding Mexican Peso Forward Contracts (Details) - Currency buy sell under contract one	12 Months Ended
Jul. 02, 2017 USD ($) $ / MXN
Derivative [Line Items]
Effective Dates, Beginning	Jul. 15, 2017
Effective Dates, Ending	Jun. 15, 2018
Notional Amount	$ 12,000,000
Average Forward Contractual Exchange Rate | $ / MXN	20.37
Fair Value, Asset	$ 1,121,000